Share-based compensation (Details Textual) ¥ in Thousands				1 Months Ended			4 Months Ended		12 Months Ended
	Sep. 01, 2017 shares	Aug. 07, 2012 shares	Feb. 08, 2010 shares	Nov. 30, 2017	Nov. 17, 2016 shares	Dec. 31, 2006 shares	Oct. 31, 2018 $ / shares	Oct. 31, 2017 shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) $ / shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 $ / shares
Share-based Compensation														¥ 1,185,839		¥ 76,981		¥ 120,045
Other Subsidiaries [Member]
Share-based Compensation														23,300
Share-based Compensation Cost Not yet Recognized														63,000	¥ 63,000
Yixin [Member]
Share-based Compensation														891,700
The intrinsic value of the options exercised														5,200
Total fair value of the options vested														690,000
Share-based Compensation Cost Not yet Recognized														¥ 567,000	¥ 567,000
Share-based Compensation ,Expected Weighted Average Recongnization Period														3 years 4 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares														395,341,709
Exercise price of share options | $ / shares															¥ 0.0014
Stockholders' Equity Note, Stock Split				7-for-1
Options Held [Member]
Share-based Compensation														¥ 0		500		1,400
The intrinsic value of the options exercised														93,200		126,600		51,200
Total fair value of the options vested														0		3,400		3,200
Restricted Stock Units (RSUs) [Member]
Share-based Compensation														268,500		75,800		118,600
Share-based Compensation Cost Not yet Recognized														¥ 181,400	¥ 181,400
Share-based Compensation ,Expected Weighted Average Recongnization Period														3 years 7 days
Total fair value of the RSUs vested														¥ 209,500		¥ 99,400		¥ 83,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares															¥ 22.44		$ 23.25		$ 54.03
2006 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares						1,028,512.5
2010 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares			3,089,887.5
2012 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares		1,908,180.0
2016 Employee Stock Incentive Plan [Member]
Number of shares reserved for the Plan | shares					2,500,000.0
PreIPO Share Option Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage									0.30%	9.00%	12.00%	12.00%	17.70%	49.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	418,464,263
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross | shares								395,341,709
Exercise price of share options | $ / shares							$ 0.0014
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
First Share Award Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized | shares	70,830,417
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Second Share Award Scheme [Member] | Yixin [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Description	The maximum number of shares that may be issued pursuant to all awards (including incentive share options) under Second Share Award Scheme shall be 5% of the total number of issued shares without Shareholders’ approval, subject to an annual limit of 3% of the total number of issued shares at the relevant time.